Financial instruments - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 352,700		$ 365,500
Percentage of trade and other current receivables	1.10%		1.70%
Transfer out of level 1 to level 2, assets	$ 0	$ 0
Transfer out of level 2 to level 1, assets	0	0
Transfer out of level 1 to level 2, liabilities	0	0
Transfer out of level 2 to level 1, liabilities Transfer into level 3 assets	0	0
Transfer into level 3 assets	0	0
Transfer out of level 3 assets	0	0
Transfer into level 3 liabilities	0	0
Transfer out of level 3 liabilities	0	$ 0
Long-term debt [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of long-term debt	$ 969,100		$ 1,220,200